Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates for preferential tax benefits and other jurisdiction	(788.22%)	2.57%	10.61%
Effect of non-deductible expenses	96.85%	(2.61%)	(1.22%)
Effect of research and development credits	(20.44%)	3.57%	3.06%
Effect of deferred tax rate change		(19.63%)	(34.22%)
Effect of changes in valuation allowance	(1229.54%)	(3.31%)	(13.91%)
Effective tax rate	542.73%	5.59%	(10.68%)